SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
2006 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.01
Range of exercise prices per share, maximum	$ 5.06
Number of Share Options	11,707,977
Weighted-Average Exercise Price per Share	$ 1.44
Weighted-Average Remaining Contractual Term	6 years 1 month 24 days
Aggregate Intrinsic Value	$ 48,829
2006 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.01
Range of exercise prices per share, maximum	$ 2.52
Number of Share Options	5,124,177
Weighted-Average Exercise Price per Share	$ 1.98
Weighted-Average Remaining Contractual Term	7 years 4 months 21 days
Aggregate Intrinsic Value	18,618
2011 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share	$ 4.70
Number of Share Options	1,901,136
Weighted-Average Exercise Price per Share	$ 4.70
Weighted-Average Remaining Contractual Term	9 years 3 months
Aggregate Intrinsic Value	$ 1,743